As filed with the Securities and Exchange Commission on August 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

 803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2010
(Unaudited)

Principal		Country
Amount	BONDS - 54.6%	Code	Value
	FOREIGN CORPORATE BONDS - 49.1%
$450,000	AES Gener S.A.	CL
	7.500%, 3/25/2014		$495,961
400,000	Alestra S.A.	MX
	11.750%, 8/11/2014		429,000
600,000	American International Group, Inc.	US
	5.375%, 10/18/2011		606,000
185,000	Banco Cruzeiro do Sul S.A.	BR
	8.500%, 2/20/2015		187,312
195,000	Banco Pine S.A.	BR
	8.750%, 1/6/2017		194,512
660,000	Brasil Telecom S.A.	BR
	9.375%, 2/18/2014		686,400
505,000	Braskem International Ltd.	BR
	9.375%, 6/1/2015		594,638
450,000	CCL Finance Ltd.	KY
	9.500%, 8/15/2014		514,687
470,000	Celulosa Arauco y Constitucion S.A.	CL
	5.125%, 7/9/2013		495,324
474,000	Corp GEO SAB de CV	MX
	8.875%, 9/25/2014		495,330
500,000	Desarrolladora Homex SAB de CV	MX
	7.500%, 9/28/2015		493,750
380,000	EEB International Ltd.	KY
	8.750%, 10/31/2014		421,325
165,000	Empresa Nacional de Electricidad S.A.	CL
	8.350%, 8/1/2013		189,019
170,000	Enersis S.A.	KY
	7.375%, 1/15/2014		191,455
370,000	Grupo Petrotemex S.A. de CV	MX
	9.500%, 8/19/2014		401,450
395,000	JBS S.A.	BR
	10.500%, 8/4/2016		423,638
400,000	Morgan Stanley	US
	4.750%, 4/1/2014		401,026
190,000	Parana Banco	BR
	7.375%, 12/21/2012		192,331
600,000	Sovereign Bank	US
	5.125%, 3/15/2013		608,410
			8,021,568

	FOREIGN GOVERNMENT BONDS - 5.5%
255,000	Colombia Government International Bond	CO
	8.250%, 12/22/2014		305,362
270,000	Costa Rica Government International Bond	CR
	6.548%, 3/20/2014		296,325
260,000	Panama Government International Bond	PA
	7.250%, 3/15/2015		302,250
			903,937

	TOTAL BONDS		8,925,505
	(Cost $8,903,009)

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2010
(Unaudited)

Number		Country
of Shares		Code	Value

	COMMON STOCKS - 30.8%
	CONSUMER DISCRETIONARY - 2.2%
20,665	Grupo Televisa S.A.- ADR	MX	$359,778

	CONSUMER STAPLES - 2.1%
8,000	Fomento Economico Mexicano SAB de CV - ADR	MX	345,200

	ENERGY - 4.7%
14,255	Ecopetrol S.A. - ADR	CO	408,691
10,550	Petroleo Brasileiro S.A. - ADR	BR	362,076
			770,767

	FINANCIALS - 9.5%
5,800	BanColombia S.A. - ADR	CO	290,754
29,425	Bank of America Corp.	US	422,837
122,170	Citigroup, Inc.*	US	459,359
35,530	IRSA Inversiones y Representaciones S.A. - ADR	AR	370,933
			1,543,883

	MATERIALS -10.0%
36,207	Cemex SAB de CV - ADR	MX	350,122
19,000	Cia Siderurgica Nacional S.A. - ADR	BR	279,110
17,000	Sociedad Quimica y Minera de Chile S.A. - ADR	CL	554,370
18,550	Vale S.A. - ADR	BR	451,693
			1,635,295

	TELECOMMUNICATIONS - 2.3%
7,890	America Movil SAB de CV - ADR	MX	375,406

	TOTAL COMMON STOCK		5,030,329
	(Cost $5,475,842)

	EXCHANGE TRADED FUNDS - 10.0%
7,600	iShares MSCI Brazil Index Fund	BR	470,896
7,375	iShares MSCI Chile Investable Market Index Fund	CL	418,089
7,930	iShares MSCI Mexico Investable Market Index Fund	MX	379,768
3,430	SPDR S&P 500 ETF Trust	US	354,044

	TOTAL EXCHANGE TRADED FUNDS		1,622,797
	(Cost $1,684,213)

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of June 30, 2010
(Unaudited)

Principal		Country
Amount		Code	Value

	SHORT TERM INVESTMENT - 2.0%
$331,310	UMB Money Market Fiduciary, 0.03% †	US	$331,310

	TOTAL SHORT TERM INVESTMENTS		331,310
	(Cost $331,310)

	TOTAL INVESTMENTS - 97.4%		$15,909,941
	(Cost $16,394,374)
	Other assets less liabilities - 2.6%		425,688
	TOTAL NET ASSETS - 100%		$16,335,629

ADR	American Depository Receipt
*	Non-income producing security
†	The rate quoted is the anualized seven-day yield of the Fund at the period end.
AR	Argentina
BR	Brazil
CL	Chile
CO	Colombia
CR	Costa Rica
KY	Caymand Islands
MX	Mexico
PA	Panama
US	United States

	Country Representation as of 6/30/10 (% of total investments)

	Country Breakdown	% of Total Investments
	Brazil	24.2%
	Mexico	22.8%
	United States	20.0%
	Chile	13.5%
	Caymand Islands	7.1%
	Colombia	6.3%
	Argentina	2.3%
	Costa Rica	1.9%
	Panama	1.9%
	Total Investments	100.0%

	See accompanying Notes to Schedule of Investments

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
June 30, 2010

Note 1 – Organization:
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information:
At June 30, 2010, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$16,394,374

Unrealized appreciation	92,417
Unrealized depreciation	(576,850)

Net unrealized depreciation on investments	$(484,433)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Foreign Corporate Bonds:
Consumer Discretionary	$-	$989,080	$-	$989,080
Consumer Staples	-	423,638	-	423,638
Energy	421,325	401,450	-	822,775
Financials	901,531	1,194,338	-	2,095,869
Materials	-	1,089,961	-	1,089,961
Sovereign	-	608,410	-	608,410
Telecommunication Services	-	1,115,400	-	1,115,400
Utilities	-	876,435	-	876,435
Foreign Government Bonds:	296,325	607,612	-	903,937
Common Stocks:
Consumer Discretionary	359,778	-	-	359,778
Consumer Staples	345,200	-	-	345,200
Energy	770,767	-	-	770,767
Financials	1,543,883	-	-	1,543,883
Funds	1,622,797	-	-	1,622,797
Materials	1,635,295	-	-	1,635,295
Telecommunication Services	375,406	-	-	375,406
Short-Term Investments	331,310	-	-	331,310
Total Investments, at Value	$8,603,617	$7,306,324	$-	$15,909,941

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	8/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/26/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/26/10

* Print the name and title of each signing officer under his or her signature.